Goodwill (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Schedule of reconciliation of changes in goodwill

2024	£’000
Cost
At 1 July 2023 (Restated)(1)	239,249
Acquired through business combinations	279,931
Effect of foreign exchange translations	(3,456)
At 30 June 2024	515,724

2023
Cost
At 1 July 2022	145,916
Acquired through business combinations (Restated) (1)	100,882
Effect of foreign exchange translations	(7,549)
At 30 June 2023 (Restated)(1)	239,249

Net book value
At 30 June 2024	515,724
At 30 June 2023 (Restated)(1)	239,249
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).

Schedule of goodwill impairment testing assumptions
The key assumptions used in the assessments for the years ended 30 June 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Revenue growth rate(1)	13.4% - 17.0%	25.0%	25.0%
Operating cash flows rate(2)	12.2% - 15.5%	n/a	n/a
Discount rate (2)	12.8%	14.9%	13.5%
Terminal growth rate	2.0%	1.5%	1.5%
(1) Revenue growth presented in the above table is in respect of different years for the period used in the goodwill impairment analysis
(2) Discount rate and operating cash-flows used in sensitivity assessment are pre-tax

Management performed a sensitivity analysis for the key assumptions used in determining the value in use, with the changes in value in use being reflected in the table below:

	Baseline assumptions	Sensitivity assumptions	Value in use change £000
Revenue growth rate(1)	13.4% - 17.0%	7.0%- 8.0%	(531,159)
Operating cash flows rate(2)	12.2% - 15.5%	10.0% - 14.0%	(213,166)
Discount rate (2)	12.8%	13.8%	(208,200)
Terminal growth rate	2.0%	1.5%	(58,310)